Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Issued capital [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Series 1 preferred shares [member]	Issued capital [member] Series 3 preferred shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Oct. 31, 2020					$ 15,690	$ 145	$ 73,194	$ 0
Statement Line Items [Line Items]
Redemption of preferred shares (note 8)					(15,690)
Fair value of stock-based compensation (note 8)						0
preferred shares (note 8)							(1,123)
Net income (loss)	$ 11,034						11,034
Dividends paid on common and preferred shares							(2,140)
Other comprehensive income (loss)								(3)
Balance at Apr. 30, 2021	247,366	$ 166,404	$ 152,612	$ 13,647	0	145	80,965	(3)
Balance at Jan. 31, 2021					15,690	145	77,414	0
Statement Line Items [Line Items]
Redemption of preferred shares (note 8)					(15,690)
Fair value of stock-based compensation (note 8)						0
preferred shares (note 8)							(1,123)
Net income (loss)	5,744						5,744
Dividends paid on common and preferred shares							(1,070)
Other comprehensive income (loss)								(3)
Balance at Apr. 30, 2021	247,366	166,404	152,612	13,647	0	145	80,965	(3)
Balance at Oct. 31, 2021	332,106				0	145	90,644	0
Statement Line Items [Line Items]
Redemption of preferred shares (note 8)					0
Fair value of stock-based compensation (note 8)						620
preferred shares (note 8)							0
Net income (loss)	10,509						10,509
Dividends paid on common and preferred shares							(1,868)
Other comprehensive income (loss)								43
Balance at Apr. 30, 2022	341,414	242,086	227,674	13,647	0	765	99,285	43
Balance at Jan. 31, 2022					0	341	95,276	17
Statement Line Items [Line Items]
Redemption of preferred shares (note 8)					0
Fair value of stock-based compensation (note 8)						424
preferred shares (note 8)							0
Net income (loss)	4,943						4,943
Dividends paid on common and preferred shares							(934)
Other comprehensive income (loss)								26
Balance at Apr. 30, 2022	$ 341,414	$ 242,086	$ 227,674	$ 13,647	$ 0	$ 765	$ 99,285	$ 43